Trade and other receivables - Average Expected Loss Rates and Gross Balances for the Retail Customer Receivables in our US Operations (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	£ 3,709	£ 3,522
Accrued income
Disclosure of financial assets [line items]
Expected credit loss rate	5.00%	7.00%
Trade receivables	£ 382	£ 322
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,243	£ 1,852
0 – 30 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	5.00%	7.00%
Trade receivables	£ 731	£ 580
30 – 60 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	20.00%	24.00%
Trade receivables	£ 213	£ 155
60 – 90 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	32.00%	36.00%
Trade receivables	£ 123	£ 108
3 – 6 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	41.00%	52.00%
Trade receivables	£ 161	£ 140
6 – 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	56.00%	66.00%
Trade receivables	£ 177	£ 180
Over 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	71.00%	71.00%
Trade receivables	£ 456	£ 367